Newbuildings (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Newbuildings

(In US$ millions)	December 31, 2017	December 31, 2016
Opening balance	1,531	1,479
Additions	5	12
Capitalized interest and loan related costs	28	40
Disposals (1)	(620)	—
Impairment (2)	(696)	—
Closing balance	248	1,531

(1)
In July 2017, Sevan Drilling and Cosco reached agreement to defer the Sevan Developer delivery period until June 30, 2020. The contract amendment included a termination clause for Cosco and therefore it was deemed that Sevan had lost control of the asset. The Newbuild asset and corresponding construction obligation were derecognized. Refer to Note 6 - Loss on disposals for further information.